Note 6 - Earnings Per Share (Details)	Dec. 31, 2014	May 30, 2014
Note 6 - Earnings Per Share (Details) [Line Items]
Common Stock, Shares, Issued	106,721,483
Common Stock - Civeo [Member] | Spinoff [Member]
Note 6 - Earnings Per Share (Details) [Line Items]
Common Stock, Shares, Issued		106,538,044